Condensed Consolidated Statements of Operations (Unaudited) (Parentheticals) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Stock-based compensation	$ 89,254	$ 272,648	$ 4,042,926	$ 942,850	$ 2,108,472	$ 3,858,967